Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018
Income Taxes [Line Items]
Deferred Tax Liabilities, Net, Noncurrent		$ 4,142,000	$ 5,933,000	$ 4,142,000
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		34.00%	34.00%
Write down Of Deferred Tax Liability		$ 1,800,000
Write down Of Gross Deferred Tax Asset		6,400,000
Deferred Tax Liabilities Indefinite lived Intangible Assets		4,100,000	$ 5,900,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill		15,000,000	15,000,000	$ 15,000,000
Reduction Of Deferred Tax Liability			4,900,000
Deferred Tax Assets, Gross		27,529,000	29,565,000
Deferred Tax Assets, Valuation Allowance		27,529,000	29,565,000
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount		3,600,000
Operating Loss Carryforwards		$ 127,915,000	94,959,000
Equity Method Investment, Ownership Percentage		50.00%
Liability for Uncertainty in Income Taxes, Current		$ 70,000	60,000
Scenario, Plan [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards		49,157,000	33,953,000
Foreign Tax Authority [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards		29,417,000	27,066,000
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Operating Loss Carryforwards		49,341,000	33,940,000
In Process Research and Development [Member]
Income Taxes [Line Items]
Write down Of Gross Deferred Tax Asset		$ 4,100,000	$ 5,900,000